Finance debt - Bonds (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Bonds	Dec. 31, 2021 USD ($)
Disclosure of financial liabilities [line items]
Bonds	$ 26,612	$ 27,568
Pure [abstract]
Number of bonds agreement | Bonds	38
Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Bonds	$ 7,465	7,925
Pure [abstract]
Bonds not swapped	797
United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds	17,190	$ 17,451
Unsecured Bonds [Member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds	17,190
Unsecured Bonds [Member] | All other currencies [Member]
Pure [abstract]
Bonds swapped	8,624
Unsecured bonds, 38 Bond agreements [Member]
Disclosure of financial liabilities [line items]
Bonds	$ 26,302